Average Annual Total Returns	Vanguard Institutional Intermediate-Term Bond Fund Vanguard Institutional Intermediate-Term Bond Fund - Institutional Plus Shares One Year	Vanguard Institutional Intermediate-Term Bond Fund Vanguard Institutional Intermediate-Term Bond Fund - Institutional Plus Shares Five Years	Vanguard Institutional Intermediate-Term Bond Fund Vanguard Institutional Intermediate-Term Bond Fund - Institutional Plus Shares Ten Years	Vanguard Institutional Short-Term Bond Fund Vanguard Institutional Short-Term Bond Fund - Institutional Plus Shares One Year	Vanguard Institutional Short-Term Bond Fund Vanguard Institutional Short-Term Bond Fund - Institutional Plus Shares Five Years	Vanguard Institutional Short-Term Bond Fund Vanguard Institutional Short-Term Bond Fund - Institutional Plus Shares Ten Years	Barclays U.S. Intermediate Aggregate ex Baa Index Vanguard Institutional Intermediate-Term Bond Fund Vanguard Institutional Intermediate-Term Bond Fund - Institutional Plus Shares One Year	Barclays U.S. Intermediate Aggregate ex Baa Index Vanguard Institutional Intermediate-Term Bond Fund Vanguard Institutional Intermediate-Term Bond Fund - Institutional Plus Shares Five Years	Barclays U.S. Intermediate Aggregate ex Baa Index Vanguard Institutional Intermediate-Term Bond Fund Vanguard Institutional Intermediate-Term Bond Fund - Institutional Plus Shares Ten Years	Barclays U.S. 1-3 Years Government Credit ex Baa Index Vanguard Institutional Short-Term Bond Fund Vanguard Institutional Short-Term Bond Fund - Institutional Plus Shares One Year	Barclays U.S. 1-3 Years Government Credit ex Baa Index Vanguard Institutional Short-Term Bond Fund Vanguard Institutional Short-Term Bond Fund - Institutional Plus Shares Five Years	Barclays U.S. 1-3 Years Government Credit ex Baa Index Vanguard Institutional Short-Term Bond Fund Vanguard Institutional Short-Term Bond Fund - Institutional Plus Shares Ten Years
	3.66%	3.64%	4.22%	0.96%	1.75%	3.18%	4.04%	3.51%	4.23%	0.72%	1.30%	2.75%